Restricted Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Restricted Investments

Note 7. Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with offshore Southern California oil and gas properties owned by MEMP.

The components of the restricted investment balance consisted of the following at the dates indicated:

	September 30,	December 31,
	2014	2013
	(In thousands)
BOEM platform abandonment (See Note 15)	$68,970	$66,373
BOEM lease bonds	794	794

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment	2,592	2,306
California State Lands Commission pipeline right-of-way bond	3,005	3,005
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	307
Port of Long Beach pipeline license	100	100

Restricted investments

Note 7. Restricted Investments

Various restricted investment accounts fund certain long-term contractual and regulatory asset retirement obligations and collateralize certain regulatory bonds associated with the offshore Southern California oil and gas properties. The components of the restricted investment balance, which are all attributable to our MEMP Segment, are as follows at December 31:

	2013	2012
	(in thousands)
BOEM platform abandonment (See Note 14)	$66,373	$61,389
BOEM lease bonds	794	776

SPBPC Collateral:
Contractual pipeline and surface facilities abandonment (See Note 14)	2,306	1,959
California State Lands Commission pipeline right-of-way bond	3,005	3,000
City of Long Beach pipeline facility permit	500	500
Federal pipeline right-of-way bond	307	300
Port of Long Beach pipeline license	100	100

Restricted investments	$73,385	$68,024